Pension and Other Postretirement Benefits, Multi-Employer Benefit Plans (Details) $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) PensionFunds	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Multiemployer Plans [Line Items]
Contributions by L-3 Communications		$ 27	$ 26	$ 23
Minimum percentage funded to have green zone status rating		80.00%
Percentage of total plan contributions			5.00%	5.00%
Percentage of contributions from reportable segment		61.00%
Expiration date of multiple bargaining agreements		Apr. 28, 2019
Number of pension funds included in Other Pension Funds | PensionFunds		3
Discontinued Operations [Member]
Multiemployer Plans [Line Items]
Contributions by L-3 Communications		$ 26	$ 26	$ 22
IAM National Pension Fund [Member]
Multiemployer Plans [Line Items]
Contributions by L-3 Communications		$ 27	$ 26	23
EIN/Pension Plan Number		51-6031295/002
Pension Protection Act Zone Status		Green	Green
FIP/RP Status Pending/Implemented		No
Surcharge Imposed		No
Expiration Date of Collective-Bargaining Agreement, First	[1]	Apr. 29, 2018
Expiration Date of Collective-Bargaining Agreement, Last	[1]	Sep. 30, 2020
Other Pension Funds [Member]
Multiemployer Plans [Line Items]
Contributions by L-3 Communications		$ 0	$ 0	$ 0

[1]	The Company is a party to multiple bargaining agreements for multiple projects that require contributions into the IAM National Pension Fund. The most significant of these agreements, expiring April 28, 2019, covers multiple programs in the Company’s ISRS reportable segment and represents 61% of 2017 contributions.